Contract liabilities	12 Months Ended
Mar. 31, 2023
Contract liabilities [abstract]
Contract liabilities
23. Contract liabilities

Contract liabilities primarily relate to the advance consideration received from customers for construction contracts, mainly in relation to connections, for which revenue is recognised over the life of the asset.

	2023	2022
	£m	£m
Current	252	130
Non-current	1,754	1,342
	2,006	1,472
Significant changes in the contract liabilities balances during the period are as follows:

	2023	2022
	£m	£m
As at 1 April	1,472	1,160
Exchange adjustments	54	29
Revenue recognised that was included in the contract liability balance at the beginning of the period	(292)	(53)
Increases due to cash received, excluding amounts recognised as revenue during the period	772	510
Reclassification to held for sale (note 10)	—	(174)
At 31 March	2,006	1,472